Commitments and Contingencies (Details) $ in Thousands, T in Millions		3 Months Ended	12 Months Ended
	Sep. 08, 2020 USD ($)	Mar. 31, 2021 USD ($) operating_lease T	Dec. 31, 2020 USD ($) operating_lease T
Unrecorded Unconditional Purchase Obligation [Line Items]
Mootness fee paid	$ 100
Royalty payment, percentage of net profit		4.00%	4.00%
Royalty payment, annual advance		$ 120	$ 120
Royalty payment, additional incremental payment		$ 120	$ 120
Royalty payment, annual tons mined threshold | T		5.0	5.0
Royalty payment, maximum lease payments		$ 7,600	$ 7,600
Payments to acquire royalty interests in mining properties		2,800	2,700
Other assets, noncurrent
Unrecorded Unconditional Purchase Obligation [Line Items]
Payments to acquire royalty interests in mining properties		400	400
Inventories
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation		$ 2,500	$ 2,500
Unrecorded unconditional purchase obligation, term		2 years	2 years
Unrecorded unconditional purchase obligation, purchases			$ 800
Mobile mining equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, number of leases | operating_lease		2	2
Operating lease, remaining lease payments		$ 4,600	$ 4,800
Office space and corporate housing
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating lease, annual rent expense		$ 100	$ 200